Annual Report

Tax-Efficient
Funds

February 28, 2002

T. Rowe Price

Report Highlights
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Tax-Efficient Funds

o Stocks fell but municipal bonds rose as the economy weakened and interest rates declined over the 12 months ended February 28.

o The Tax-Efficient Funds posted flat returns for the last six months and negative returns for the one-year period ended February 28.

o Each of the funds compared favorably with its Lipper benchmark in both periods due to good stock selection and sector weightings.

o The funds' pre- and after-tax returns since inception have materially surpassed those of comparable indices.

o Municipal bonds may hold up well if the economic recovery is not too vigorous; stocks may extend recent gains, though perhaps not at the pace seen since late September.

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Fellow Shareholders

Pressured by an economic recession and weaker corporate profits, stocks fell in the 12-month period ended February 28, 2002, but returns were flat in the last six months as major indices recouped severe September losses amid signs of an economic recovery. Tracking the Federal Reserve's aggressive interest rate reductions, municipal bond yields declined and prices rose over the last year as investors sought the relative safety of fixed-income securities. The Tax-Efficient Funds posted flat returns for the last six months and negative returns for the 12-month period, but their relative performance remained quite favorable, despite continued weakness among growth stocks.


MARKET ENVIRONMENT

     The U.S. economy slipped into a recession last March, exactly 10 years after it emerged from the 1990-1991 downturn. Although the September 11 terrorist attacks exacerbated the current downturn, there have been signs of a recovery in recent months. The unemployment rate was 5.5% in February, down from 5.8% in December, and GDP rose at an annualized rate of 1.4% in the fourth quarter of 2001 after contracting 1.3% in the third. In addition, consumer confidence and orders for capital goods have been increasing. Nevertheless, the fragile economy prompted the Federal Reserve to reduce short-term rates through the end of 2001 and keep them steady since then. Since the end of 2000, the Fed cut the federal funds target rate-a benchmark for various lending rates-11 times, from 6.50% to 1.75%, its lowest level in 40 years.

Municipal Bond and Note Yields
--------------------------------------------------------------------------------

2/28/01                           5.15                3.86                 3.30

3/31/01                           5.13                3.73                 3.05

4/30/01                           5.32                3.94                 3.05

5/31/01                           5.27                3.78                 2.80

6/30/01                           5.22                3.73                 2.60

7/31/01                           5.06                3.56                 2.65

8/31/01                           4.95                3.30                 2.45

9/30/01                           5.07                3.22                 2.20

10/31/01                          4.93                3.13                 2.00

11/30/01                          5.06                3.40                 2.00

12/31/01                          5.24                3.58                 1.90

1/31/02                           5.11                3.57                 1.65

2/28/02                           5.03                3.34                 1.55
--------------------------------------------------------------------------------

     Falling rates and low inflation contributed to a stellar year for municipal bonds, although some weakness in the fourth quarter of 2001 reduced their gains. Demand weakened during that period as equities rebounded, and heavy new issuance by municipalities taking advantage of low rates boosted supply to record levels, pressuring municipal bond prices and pushing up yields.

     Even as short-term rates plummeted in 2001, longer-term rates remained stubbornly high. Yields on municipal bonds with maturities exceeding 10 years, for example, were unchanged or higher for the six months. Consequently, intermediate-term bonds posted better total returns than long-term issues for the last six months and for the entire fiscal year.

     Within the municipal market, high-yield securities lagged their investment-grade counterparts. The events of September 11 hit the transportation sector particularly hard, including airport and airline-related bonds. Toll road revenue projects also performed poorly as investors questioned traffic expectations on newly constructed roads. On the other hand, health care sectors adjusted well to a more stringent reimbursement environment and surprised on the upside.

     Despite overall weakness in the stock market, a handful of sectors managed positive returns in the 6- and 12-month periods ended February 28. Consumer spending remained strong throughout the recession, so it was no surprise that consumer discretionary companies performed well in both periods, driven by gains among automobile stocks, hotels, and specialty retailers. Companies that produce consumer staples-food, beverages, and other household products-also fared well in both periods. In the financial services sector, banks and insurers rose modestly in the last six months and were strong over the last year, benefiting from the dramatic decline of interest rates in 2001. Diversified financial companies lagged.

     The worst-performing market segments throughout the last year were telecommunication services and information technology. Most underlying industries in these sectors suffered severe declines. In the health care universe, biotechnology and pharmaceutical firms were disappointing in the last 12 months, but health care providers and service companies fared well. Utilities fell, and energy stocks were hammered by last year's collapse in oil prices, although their six-month performance was only slightly negative. Industrial and business service stocks fell slightly in the last six months but posted modest one-year gains.

     Value stocks strongly surpassed their growth counterparts over the last year-a reversal of the late-1990s performance trend in which growth trounced value. The Russell Midcap Growth Index, for example, declined 16.64% in the last 12 months, while the Russell Midcap Value Index rose 5.87%. Periods in which value outperforms growth are inevitable but unpredictable, and we believe it would be counterproductive to base our investment strategy on which segment is in vogue. We think investors are best served by the philosophy explained below.


INVESTMENT PHILOSOPHY

     We seek to invest in growth stocks with strong prospects that are market leaders within their niches, and our portfolios are well diversified. Our investment approach is very stable. The Tax-Efficient Balanced and Tax-Efficient Growth Funds invest primarily in large-cap stocks, while the Tax-Efficient Multi-Cap Growth Fund invests primarily in mid-cap stocks. We strive to build the best buy-and-hold portfolios, and minimize capital gain distributions by having a longer-term perspective.

     Since we plan to own our companies for a long time, we focus on those with strong, sustainable market positions and high returns on capital, and generally avoid slower-growing, less profitable, and higher-yielding companies. A sustainable high return on capital is one of our key criteria. An equity portfolio with a relatively low yield helps reduce your tax burden, since dividends are taxed as ordinary income.

     Great companies are not necessarily great stocks; those with attractive growth prospects must be purchased at reasonable valuations. We make new purchases opportunistically, directing new cash and sales proceeds to those sectors that we believe offer the best combination of growth potential and attractive valuations. Though we add new positions opportunistically, we do not trade opportunistically or rotate from sector to sector in an effort to capture short-term outperformance. Nonetheless, we believe investors need not sacrifice returns for the sake of tax efficiency. We expect the funds' pretax performance to be fully competitive with the pretax results of competing funds over the long term. To date, this hypothesis has been validated.

     We keep our cash position low and the funds almost fully invested, since we believe successful market timing is nearly impossible. We do not spend undue time worrying about short-term performance or trying to forecast the direction of the market. That frees us to consider investments beyond those that lack a near-term catalyst for appreciation. We will purchase those that meet our criteria even though it may be evident that time and patience will be required before the investment pays off. It is important to note, therefore, that performance over short periods will often deviate, both positively and negatively, from that of competing funds more focused on pretax returns.

     Our funds have been highly tax-efficient because we have made good decisions regarding which companies are solid long-term holdings and because we actively "harvest" our losses while at the same time letting our winners run. We sell investments that have declined to realize tax losses on your behalf. By doing so, the funds build up tax-loss carryforwards that can be used to offset future gains. Selling losers is also a good investment discipline and provides a cooling-off period during which we can reassess our investment hypothesis and evaluate whether the security is worthy of repurchase. We tend not to realize gains unless a company's long-term outlook has deteriorated materially. Investors who focus on pretax returns tend to trade frequently and thus incur large capital gains liabilities. We do not believe frequent traders can outperform the market on an after-tax basis. Moreover, few understand the costs associated with their frenetic trading.

     Characteristics of the Funds

     Both of our large-cap equity portfolios are more growth oriented than the S&P 500, as illustrated by the portfolio characteristics tables that appear in the performance discussion of each fund. However, they are slightly less growth oriented than other large-cap growth funds,* reflecting the less aggressive nature of our approach. The companies in our funds have higher return on capital than S&P 500 companies and those in other large-cap growth portfolios. The funds have a modestly higher anticipated long-term growth rate than the S&P 500, as well as a lower yield. In addition, the betas (a measure of volatility) of the Tax-Efficient Balanced Fund's equity portfolio and the Tax-Efficient Growth Fund are slightly lower than that of other growth funds but modestly higher than the S&P 500's. Each fund's P/E ratio is consistent with that of other large-cap growth funds.

     In addition to our tax-efficient strategy, what sets the Tax-Efficient Multi-Cap Growth Fund apart from most small- and mid-cap funds is that we will not sell successful investments simply because their market capitalizations have become too large. Most small- and mid-cap funds must do that to adhere to their stated investment strategies. As a result, these fund managers can end up selling some of their best investments. Companies that grow into large-caps or are acquired by larger companies have to be sold, and fund shareholders then pay taxes on the resulting capital gain distributions. Our fund will not engage in this activity. We make our decisions based on the investment merits of each company.

*    Comparisons to the Lipper Large-Cap Growth Fund Index use calculations by
     T. Rowe Price based on the most current available data from Lipper Inc.

     As many of the multi-cap fund's holdings grow, hopefully, into larger companies over time, we will seek to maintain our mid-cap orientation by directing new purchases to mid- and small-cap companies. The fund is well diversified with more than 240 companies. The large number of holdings takes into account that smaller companies are earlier in their life cycles than larger ones, and therefore a higher failure rate is expected. We will eliminate those that falter and reinvest the proceeds into companies with stronger prospects.

INVESTMENT STRATEGY

     In the last six months, we continued to acquire shares of companies whose long-term prospects appeared favorable, particularly during periods of weakness. A recurring theme in our investment style is to focus on good long-term businesses that are facing transient issues and have been abandoned by investors with a short-term time horizon. We like to buy companies that have strong earnings potential and are trading at attractive valuations.

     In the consumer discretionary sector, media and advertising stocks remained appealing, so we increased our exposure to them. In the stock portion of the Tax-Efficient Balanced Fund and the Tax-Efficient Growth Fund, we added to existing positions in AOL Time Warner, Omnicom, and Viacom. In the Tax-Efficient Multi-Cap Growth Fund, we added Cox Radio and Spanish Broadcasting to the portfolio. We believe these companies will perform well as the economy emerges from recession and strengthens over the next few years.

     The health care sector remained out of favor in the last six months, which gave us an opportunity to invest in businesses with great longer-term growth prospects. In the Tax-Efficient Growth Fund, we purchased additional shares of Baxter International, a provider of health care products, and large pharmaceutical companies, such as Schering-Plough. Late in the period, Tax-Efficient Growth initiated positions in Cardinal Health and UnitedHealth Group. In the Multi-Cap Growth Fund, new holdings included pharmaceutical distributor AmerisourceBergen, Patterson Dental, and St. Jude Medical, a maker of cardiac medical devices.

     Financial stocks fell sharply early in the period, so we took advantage of the group's weakness. In the large-cap portfolios, we added to our positions in Bank of New York and AMBAC, while in the Tax-Efficient Multi-Cap Growth Fund, we added Progressive Corporation, an insurance holding company, and USA Education (formerly Sallie Mae), a provider of student loans.

     Shares of large-cap technology stocks have rebounded sharply since late September, and, in the absence of vigorous earnings growth, valuations look a bit stretched. However, we did increase our exposure to Dell Computer (after previously recognizing losses) in the Tax-Efficient Growth Fund and added VeriSign, an Internet software company. Smaller tech company valuations looked more appealing, so the Multi-Cap Growth Fund purchased shares of several companies, including Veritas Software, Lexmark International, and semiconductor stocks Intersil Holding and Marvell Technology Group.

TAX-EFFICIENT BALANCED FUND

Performance Comparison
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Periods Ended 2/28/02                             6 Months            12 Months
--------------------------------------------------------------------------------

Tax-Efficient Balanced Fund                           1.06%              -0.94%

Lipper Balanced Fund Index                           -0.20                -2.95

Combined Index Portfolio *                            0.41                -0.89
--------------------------------------------------------------------------------
*An unmanaged portfolio of 48% stocks (S&P 500 Stock Index) and 52% bonds (Lehman Municipal Bond Index).

     Your fund returned 1.06% and -0.94% for the 6- and 12-month periods ended February 28, respectively. As shown in the table, the fund outpaced a combined index portfolio and its new Lipper benchmark, the Lipper Balanced Fund Index, in the last six months. For the year, the fund surpassed Lipper and virtually matched the combined index portfolio. (We are replacing the Lipper Balanced Funds Average with the Lipper index to be consistent with other T. Rowe Price stock funds that use Lipper indices as their benchmarks. The Lipper Balanced Funds Average returned -0.79% and -4.12% for the 6- and 12-month periods ended February 28, respectively.)

     The fund's long-term relative performance has been outstanding. In cumulative terms, the fund has returned 45.17% since its inception on June 30, 1997, versus 32.22% for the Lipper Balanced Fund Index and 35.90% for the combined index portfolio. This affirms our belief that a balanced portfolio of world-class companies with sustainable profitability and tax-free municipal bonds can be tax-efficient and less volatile than an all-stock fund, yet still provide favorable long-term returns to investors.

     The equity portion of the Tax-Efficient Balanced Fund (48% of assets as of the end of February) performed very well relative to large-cap growth funds (as measured by Lipper) and the S&P 500 in both the 6- and 12-month periods ended February 28. Underweighting the telecom services sector (our only holding was Vodafone) and avoiding utilities contributed greatly to the fund's 6- and 12-month relative performance. Overweighting the consumer discretionary sector was also a plus in both periods. Within the sector, retailers Wal-Mart, Williams-Sonoma, and Bed Bath & Beyond were among our best performers in both periods. In contrast, media holdings AOL Time Warner and Clear Channel Communications lagged.

Security Diversification
--------------------------------------------------------------------------------

Tax Efficient Balanced Fund
Investment-Grade Municipal Bonds                                   48

Noninvestment-Grade Municipal Bonds                                 2

Large-Cap Stocks                                                   44

Mid- and Small-Cap Stocks                                           3

International Stocks                                                1

Other and Reserves                                                  2
--------------------------------------------------------------------------------

     Relatively favorable stock selection among industrials and business services stocks was beneficial in both the 6- and 12-month periods, while overweighting consumer staples was helpful in both periods versus other large-cap growth portfolios. Good stock selection in the health care sector, including diversified companies Johnson & Johnson and Abbott Laboratories, helped relative performance in the last six months. Although none of our financial sector holdings were among our top contributors to performance, they held up well in the last six months and contributed greatly to relative performance, while overweighting the sector helped 12-month results relative to Lipper.

     On the downside, weak stock selection in the information technology sector hurt six-month returns, but the relatively favorable performance of holdings such as Dell Computer and Intel helped one-year performance versus our benchmarks. Also, our lack of energy sector exposure throughout the last year was a negative versus the S&P 500 but had negligible effects on 12-month results compared with other large-cap growth portfolios.

     The municipal bond component of the fund performed well as interest rates dropped in the last 12 months. However, its six-month performance was barely positive-and lagged the Lehman Municipal Bond Index-because our emphasis on long-term securities hurt performance as long-term rates edged higher. (Bonds with shorter maturities performed better because short-term rates continued falling; our low exposure to intermediate-term bonds hurt our performance.) We directed our new investments to longer-term bonds and, despite the possibility of rising rates, we remain committed to such bonds because they offer higher yields and potentially better long-term returns than shorter-term securities. In addition, holding them for long periods helps us keep the portfolio tax-efficient.

Equity Portfolio Characteristics
--------------------------------------------------------------------------------

                                             Tax-Efficient
As of 2/28/02                                Balanced Fund              S&P 500
--------------------------------------------------------------------------------

Earnings Growth Rate
Past 5 Years                                          15.9%                13.0%

Estimated Next 5 Years*                               14.6                 13.7

Profitability - Return on

  Equity Latest 12 Months                             24.9                 20.5

Dividend Yield on Stocks                               0.9                  1.4

P/E Ratio (Based on Next 12

  Months' Estimated Earnings)*                       24.9X                22.3X

Market Capitalization (bil)                           50.8                 54.1
--------------------------------------------------------------------------------

* Earnings forecasts are based on estimates by I/B/E/S International and are in no way indicative of future investment returns.


     Our high-yield holdings struggled as investors fled lower-quality securities in favor of high-quality bonds immediately following September
     11. As mentioned earlier, the transportation sector was hit hard after the terrorist attacks; our positions in UAL Corp. (which was issued through Chicago O'Hare International Airport) and Pocahontas Parkway in Virginia hurt relative performance. By the end of the period, we eliminated the latter. On the other hand, health care-related municipals performed well in the last six months, and we selectively added to our holdings.

     Your fund's tax efficiency ratio-after-tax returns divided by pretax returns-since inception has been greater than 98% (assuming you did not sell your shares at the end of the period). The only taxable distributions we have made have been dividends on our stock holdings. Accordingly, our performance versus the benchmarks looks better on an after-tax basis than on a pretax basis. The fund has built up a tax-loss carryforward equivalent to 5.5% of net assets. This is a valuable resource that can be used in the future to offset capital gains that the fund may incur so that they are not passed on to you.

TAX-EFFICIENT GROWTH FUND
--------------------------------------------------------------------------------

  Performance Comparison
  Periods Ended 2/28/02                           6 Months            12 Months

  Tax-Efficient Growth Fund                           0.87%              -8.84%

  Lipper Large-Cap Growth
  Fund Index                                         -3.75               -17.99

  S&P 500 Stock Index                                -1.66                -9.51
--------------------------------------------------------------------------------

     Your fund returned 0.87% in the last six months and -8.84% for the one-year period ended February 28, 2002. As shown in the table, the fund surpassed both the S&P 500 Index and its new Lipper benchmark, the Lipper Large-Cap Growth Fund Index, in both periods. (We are replacing the Lipper Large-Cap Growth Funds Average with this index to be consistent with other T. Rowe Price stock funds that use Lipper indices as their benchmarks. The Lipper Large-Cap Growth Funds Average returned -4.20% and -18.29% for the 6- and 12-month periods ended February 28, respectively.) Favorable stock selection and our sector weightings were almost equally important in helping the fund outperform its new Lipper benchmark in both periods, while sector weightings played a big part in the fund's outperformance versus the S&P 500 Index.

     Although the fund's performance in absolute terms has been negative since its inception on July 30, 1999, it has strongly outperformed its benchmarks. In cumulative terms, the fund has returned -7.20% since its inception, versus -28.79% for the Lipper Large-Cap Growth Fund Index and -13.95% for the S&P 500. This supports our belief that owning a portfolio of world-class companies with sustainable profitability is the best strategy for the long term.

     Information technology holdings, such as chip stocks Altera and Analog Devices, generally fared worse than those held by competing funds, which hurt relative performance in the last six months. However, underweighting the tech sector and relatively good stock selection versus Lipper greatly added value over the last year.

     Although GE was one of our worst contributors to performance, good stock selection among industrial and business services stocks, as well as overweighting the consumer staples sector, helped relative performance in both the 6- and 12-month periods. In addition, very low exposure to the telecom services sector (Vodafone was our only holding) and avoiding utilities contributed greatly to results versus both benchmarks.

Sector Diversification
--------------------------------------------------------------------------------

Tax-Efficient Growth Fund

Financials                                                         23

Consumer Discretionary                                             20

Health Care                                                        18

Information Technology                                             14

Industrials & Business Services                                    12

Consumer Staples                                                   12

Materials                                                           1
--------------------------------------------------------------------------------

     Favorable stock selection in the financial services sector, including insurance broker Marsh & McLennan, made a handsome contribution to relative performance in the last six months, while overweighting the sector versus Lipper throughout the last year was beneficial. Also, good stock selection in the health care sector, which we underweighted versus Lipper, helped the fund outperform for the year. Diversified health care company Johnson & Johnson was an outstanding holding over the past 12 months.

Portfolio Characteristics
--------------------------------------------------------------------------------

                                             Tax-Efficient
As of 2/28/02                                  Growth Fund              S&P 500

Earnings Growth Rate

Past 5 Years                                          15.5%                13.0%

Estimated Next 5 Years*                               14.5                 13.7

Profitability - Return on
  Equity Latest 12 Months                             24.9                 20.5

Dividend Yield on Stocks                               1.0                  1.4

P/E Ratio (Based on Next 12
Months' Estimated Earnings)*                         24.8X                22.3X

Market Capitalization (bil)                           50.5                 54.1
--------------------------------------------------------------------------------

* Earnings forecasts are based on estimates by I/B/E/S International and are in no way indicative of future investment returns.

     Thanks to strength in media companies Omnicom and McGraw-Hill and "big box" retailer Wal-Mart, our consumer discretionary holdings helped performance compared with Lipper, although our holdings trailed those in the S&P 500 in the last year. Another negative was our lack of exposure to the energy sector-which rebounded with oil prices-in the last six months. However, avoiding energy stocks had little impact on 12-month performance relative to the Lipper benchmark.

     Our sector allocations have changed somewhat in the last six months, partially because we are now using a sector breakdown that conforms to a new industry standard. As shown in the pie chart on page 9, the financial sector was the fund's largest at the end of February, followed closely by consumer discretionary and health care. Information technology represented 14% of assets, while consumer staples and industrials and business services were each at 12%. We continued to shun the energy, utility, and telecommunications sectors because companies with high, sustainable returns on equity are seldom found in these areas.

     The fund has made no taxable distributions since it commenced operations on July 30, 1999, so its tax efficiency ratio-after-tax returns divided by pretax returns-since inception has been 100% (assuming you did not sell your shares at the end of the period). Accordingly, our performance versus the benchmarks looks better on an after-tax basis than on a pretax basis. The fund has built up a tax-loss carryforward equivalent to 18.3% of net assets. This can be used in the future to offset capital gains that the fund may incur so that they are not passed on to shareholders.


TAX-EFFICIENT MULTI-CAP GROWTH FUND

Performance Comparison
--------------------------------------------------------------------------------
Periods Ended 2/28/02                             6 Months            12 Months

Tax-Efficient Multi-Cap
Growth Fund                                           0.12%              -7.03%

Lipper Mid-Cap Growth
Fund Index                                           -6.78               -16.27

Russell Midcap Growth Index                          -3.20               -16.64
--------------------------------------------------------------------------------

     Your fund strongly outperformed the Lipper Mid-Cap Growth Fund Index, which we are introducing in this report, and the Russell Midcap Growth Index in both the 6- and 12-month periods ended February 28. Although the fund's performance has been negative since its inception on December 29, 2000, it has fared much better than its benchmarks. Since inception, the fund has returned -14.00% versus -27.86% for the Lipper benchmark and -27.12% for the Russell index.

     Our sector weightings played an important role in cushioning results during the last year, but good stock selection also contributed. For example, overweighting the consumer discretionary sector and favorable performance of our holdings greatly helped performance versus both benchmarks in the 6- and 12-month periods. Media companies Omnicom, USA Networks, and Spanish Broadcasting were among our top contributors to performance in the last six months, while Univision Communications was one of our best holdings throughout the year. Overweighting and good stock selection in the financial services sector also helped relative performance in the last six months, but some of our positions in diversified financial services companies were disappointing for the one-year period.

     Relatively favorable stock selection in the beleaguered information technology sector limited our losses throughout the last year, although returns on an absolute basis were sharply negative. Internet software and communications equipment companies generally posted deep double-digit declines in both the 6- and 12-month periods. Semiconductor-related companies also fell sharply in the last six months, but their 12-month performance was mixed. In fact, two of our holdings in this space-NVIDIA and KLA-Tencor-produced strong returns and were among our top contributors to one-year results.

     Overweighting industrials and business services stocks and avoiding utilities and the sluggish telecom services sector were also very helpful. Our few positions in consumer staples were generally helpful in the last six months, but they hurt our returns over the last year. Likewise, underweighting health care relative to both benchmarks helped six-month results but slightly detracted from one-year performance. In addition, our lack of exposure to the energy sector hurt relative performance in the last six months but was a favorable stance for the 12-month period.

Sector Diversification
--------------------------------------------------------------------------------

Tax-Efficient Multi-Growth Fund

Information Technology                                             25

Consumer Discretionary                                             25

Financials                                                         17

Industrials & Business Services                                    16

Health Care                                                        13

Consumer Staples                                                    2

Materials                                                           2
--------------------------------------------------------------------------------

     The fund is less aggres-sive than its Russell benchmark-which was a positive factor throughout the last year, as growth stocks continued to face difficulties. As shown in the Portfolio Characteristics table on this page, the previous and projected five-year earnings growth rates of our holdings were slightly lower than the benchmark; likewise, the fund's P/E ratio was slightly lower. However, our holdings' return on equity-one of the most important measures we consider when evaluating our current and prospective investments-was slightly higher. We look for companies with return on capital that is high and sustainable, and not excessively tied to the business cycle. We believe companies with strong profitability will perform well during favorable and unfavorable periods for both the economy and the stock market.

Portfolio Characteristics
--------------------------------------------------------------------------------

x                                                        x              Russell
x                                            Tax-Efficient               Midcap
x                                                Multi-Cap               Growth

As of 2/28/02                                  Growth Fund                Index

Earnings Growth Rate
Past 5 Years                                          20.8%                23.3%

Estimated Next 5 Years*                               18.8                 20.1

Profitability-Return on
  Equity Latest 12 Months                             17.6                 17.0

  Dividend Yield on Stocks                             0.3                  0.3

P/E Ratio (Based on Next 12
  Months' Estimated Earnings)*                       25.9X                26.1X

Market Capitalization (mil)                 5,018.1           5,115.6

* Earnings forecasts are based on estimates by I/B/E/S International and are in no way indicative of future investment returns.

     Our sector allocations have changed somewhat in the last six months, partially because we are now using a sector breakdown that conforms to a new industry standard. As shown in the pie chart on this page, the information technology and consumer discretionary sectors represented half of the portfolio's assets as of February 28. We believe these sectors offer some of the best long-term growth opportunities among smaller companies. The remainder of the fund's assets was invested primarily in financial, health care, industrial, and business services companies.

     The fund's tax efficiency since its inception has been 100% (assuming you did not sell your shares at the end of the period). In other words, we have made no taxable distributions since the fund commenced operations at the end of 2000. The fund has built up a tax-loss carryforward equivalent to 15.6% of net assets. This can be used in the future to offset capital gains that the fund may incur so that they are not passed on to shareholders.

OUTLOOK

     With the economy at a critical point, we view the next six months with a mix of optimism and caution. The combination of stimulative monetary and fiscal policies has laid the foundation for a cyclical recovery, and essential growth measures have begun to stabilize. By all appearances, interest rates are going to rise, and the bond market may be taking a turn from the sharp bull market of the past 18 months.

     Yet there are many reasons to remain optimistic about the municipal market as long as an economic recovery does not emerge with unexpected vigor. Inflationary forces remain well contained, allowing the Fed to keep short-term interest rates low for a longer period to ensure that the budding economic recovery continues. In addition, since longer-maturity issues did not participate in the rally as broadly as short-term bonds, they may have some cushion if rates reverse course.

     An economic recovery is certainly a positive development for the equity market-both in the short term and the long term-but unless corporate earnings growth accelerates, it is unlikely that the rally that began in late September will continue at the same brisk pace in the near future. Market and economic recoveries tend to be uneven, so it's important to remain well diversified and fully invested to benefit from those sectors that perform best. We believe that the economic recovery will be muted and that equity investors will be likely to seek out companies with strong earnings growth. If these prove to be true, our focus on firms with strong profitability should give us an advantage.

     Investor confidence has been shaken by two consecutive years of equity declines, the bursting of the technology bubble, and, more recently, the precipitous share price declines of companies suspected of becoming "the next Enron." This fear is somewhat excessive, and companies whose shares have been unfairly punished should eventually return to fair levels of valuation. In the meantime, the market's weakness has created opportunities for long-term investors to acquire stocks of good companies with promising prospects at attractive valuations. In addition, it affirms our belief that using rigorous research to find companies with a strong history of-and equally strong potential for-earnings growth is the best approach for those seeking long-term capital appreciation. Moreover, by keeping our winners and offsetting capital gains by realizing losses from holdings with deteriorating fundamentals, we believe we can continue to produce attractive long-term after-tax performance for investors.

     We thank you for your continued confidence in T. Rowe Price.

     Respectfully submitted,

     Donald J. Peters

     Cochairman of the Investment Advisory Committee,

     Tax-Efficient Balanced Fund

     Chairman of the Investment Advisory Committee,
     Tax-Efficient Growth and Tax-Efficient Multi-Cap Growth Funds

     Hugh D. McGuirk

     Cochairman of the Investment Advisory Committee,
     Tax-Efficient Balanced Fund
     March 22, 2002

The committee chairmen have day-to-day responsibility for managing the portfolios and work with committee members in developing and executing the funds' investment programs.


This updates the Tax-Efficient Funds prospectus dated July 1, 2001:

Effective immediately, the Portfolio Management paragraph on page 19 of the prospectus will be replaced with the following:

Tax-Efficient Balanced Fund has an Investment Advisory Committee with the following members: Donald J. Peters and Hugh D. McGuirk, Co-Chairmen, Stephen W. Boesel, Jill L. Hauser, Thomas J. Huber, Mary J. Miller, Larry J. Puglia, Arthur
S. Varnado, and Mark R. Weigman. The committee co-chairmen have day-to-day responsibility for managing the fund and work with the committee in developing and executing the fund's investment program. Mr. Peters has been managing investments since joining T. Rowe Price in 1993. Mr. McGuirk, who has been involved in the municipal bond management process at T. Rowe Price since 1993, has been managing investments since 1997.

Tax-Efficient Growth Fund has an Investment Advisory Committee with the following members: Donald J. Peters, Chairman, Stephen W. Boesel, Jill L. Hauser, Thomas J. Huber, Larry J. Puglia, Robert W. Sharps, William J. Stromberg, and Mark R. Weigman. The committee chairman has day-to-day responsibility for managing the fund and works with the committee in developing and executing the fund's investment program. Mr. Peters has been managing investments since joining T. Rowe Price in 1993.

Tax-Efficient Multi-Cap Growth Fund has an Investment Advisory Committee with the following members: Donald J. Peters, Chairman, Preston G. Athey, Jill L. Hauser, John F. Wakeman, Mark R. Weigman, and Paul W. Wojcik. The committee chairman has day-to-day responsibility for managing the fund and works with the committee in developing and executing the fund's investment program. Mr. Peters has been managing investments since joining T. Rowe Price in 1993.

T. Rowe Price Tax-Efficient Funds
--------------------------------------------------------------------------------

Portfolio Highlights
--------------------------------------------------------------------------------

SECTOR Diversification

Tax-Efficient Balanced Fund

                                                Percent of           Percent of
                                                Net Assets           Net Assets
                                                   8/31/01              2/28/02
Stocks
--------------------------------------------------------------------------------

Consumer Discretionary                                  10%                  11%

Financials                                              10                   10

Health Care                                              8                    9

Information Technology                                   9                    8

Industrials and Business Services                        5                    5

Consumer Staples                                         5                    5
--------------------------------------------------------------------------------
Total                                                   47%                  48%


Bonds and Reserves
--------------------------------------------------------------------------------

Water and Sewer Revenue                                  9%                  10%

Hospital Revenue                                         4                    7

General Obligations - State                              6                    6

Electric Revenue                                         3                    5

General Obligations - Local                              4                    5

Dedicated Tax Revenue                                    8                    4

Housing Finance Revenue                                  3                    3

Air and Sea Transportation                               3                    2

All Other                                               12                    8

Reserves                                                 1                    2
--------------------------------------------------------------------------------

Total                                                   53%                  52%


T. Rowe Price Tax-Efficient Funds
--------------------------------------------------------------------------------

Portfolio Highlights

LARGEST HOLDINGS

Tax-Efficient Balanced Fund

                                                           Percent of
                                                           Net Assets
                                                              2/28/02
--------------------------------------------------------------------------------
Stocks
--------------------------------------------------------------------------------

GE                                                                1.8%

Pfizer                                                            1.6

Microsoft                                                         1.6

Wal-Mart                                                          1.5

Fannie Mae                                                        1.4

Viacom                                                            1.3

Johnson & Johnson                                                 1.3

Citigroup                                                         1.3

Freddie Mac                                                       1.2

Omnicom                                                           1.2
--------------------------------------------------------------------------------

Total                                                            14.2%
--------------------------------------------------------------------------------

                                                           Percent of
                                                           Net Assets
                                                              2/28/02
Bonds
--------------------------------------------------------------------------------

District of Columbia General

Obligation                                                        3.6%

Houston, TX, Water and Sewer                                      2.7

Georgia General Obligation                                        2.5

Massachusetts Water Pollution

Abatement                                                         2.4

Baltimore Wastewater                                              2.3

New York City Transitional Financial
Auth.                                                             2.3

West Virginia General Obligation                                  2.3

Michigan State Hospital Financial
Auth.                                                             2.2

Dallas County Utility and Reclamation                             2.2

Port of Seattle                                                   2.1
--------------------------------------------------------------------------------

Total                                                            24.6%
--------------------------------------------------------------------------------


T. Rowe Price Tax-Efficient Funds
--------------------------------------------------------------------------------
Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

Tax-Efficient Growth Fund

                                                           Percent of
                                                           Net Assets
                                                              2/28/02
--------------------------------------------------------------------------------

Freddie Mac                                                       3.7%

Fannie Mae                                                        3.4

Pfizer                                                            3.4

GE                                                                3.3

Microsoft                                                         2.9
--------------------------------------------------------------------------------

Johnson & Johnson                                                 2.8


Wal-Mart                                                          2.8

Citigroup                                                         2.8

AIG                                                               2.3

Omnicom                                                           2.1
--------------------------------------------------------------------------------

Viacom                                                            2.1

Merck                                                             1.9

Clear Channel Communications                                      1.9

McGraw-Hill                                                       1.9

PepsiCo                                                           1.8
--------------------------------------------------------------------------------


Marsh & McLennan                                                  1.7

First Data                                                        1.7

AOL Time Warner                                                   1.7

State Street                                                      1.7

Intel                                                             1.6
--------------------------------------------------------------------------------

American Home Products                                            1.6

Home Depot                                                        1.4

Coca-Cola                                                         1.2

Mellon Financial                                                  1.2

Automatic Data Processing                                         1.2
--------------------------------------------------------------------------------

Total                                                            54.1%
--------------------------------------------------------------------------------

Note: Table excludes reserves.


T. Rowe Price Tax-Efficient Funds
--------------------------------------------------------------------------------

Portfolio Highlights
--------------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS

Tax-Efficient Multi-Cap Growth Fund


                                                           Percent of
                                                           Net Assets
                                                              2/28/02

Tiffany                                                           1.0%

Univision Communications                                          1.0

Concord EFS                                                       0.9

Dollar Tree Stores                                                0.9

Maxim Integrated Products                                         0.9
--------------------------------------------------------------------------------

Omnicom                                                           0.9

Starbucks                                                         0.8

Guidant                                                           0.8

Meredith                                                          0.8

Family Dollar Stores                                              0.8
--------------------------------------------------------------------------------

Ecolab                                                            0.8

WPP Group                                                         0.8

Intuit                                                            0.8

Franklin Resources                                                0.8

Cintas                                                            0.8
--------------------------------------------------------------------------------

USA Networks                                                      0.8

Wellpoint Health Networks                                         0.8

Williams-Sonoma                                                   0.8

Investment Technology Group                                       0.7

Robert Half International                                         0.7
--------------------------------------------------------------------------------

Silicon Valley Bancshares                                         0.7

Gilead Sciences                                                   0.7

Sabre Holdings                                                    0.7

Moody's                                                           0.7

Coach                                                             0.7
--------------------------------------------------------------------------------

Total                                                            20.1%
--------------------------------------------------------------------------------

Note: Table excludes reserves.



T. Rowe Price Tax-Efficient Funds
--------------------------------------------------------------------------------

Portfolio Highlights
--------------------------------------------------------------------------------

            CONTRIBUTIONS TO THE CHANGE IN NET ASSET VALUE PER SHARE

Tax-Efficient Growth Fund

6 Months Ended 2/28/02

Ten Best Contributors
--------------------------------------------------------------------------------

Wal-Mart                                                     6(cents)

Johnson & Johnson                                                   3

Omnicom                                                             3

First Data                                                          3

Oracle                                                              3

Starbucks                                                           2

Pfizer                                                              2

Marsh & McLennan                                                    2

Viacom                                                              2

McGraw-Hill                                                         2
--------------------------------------------------------------------------------

Total                                                              28(cents)
--------------------------------------------------------------------------------


Ten Worst Contributors
--------------------------------------------------------------------------------
AOL Time Warner                                                    -8(cents)

Altera                                                              4

TMP Worldwide                                                       3

Bristol-Myers Squibb                                                2

GE                                                                  2

Boeing                                                              2

Analog Devices                                                      1

Cisco Systems                                                       1

Clear Channel Communications                                        1

Symbol Technologies                                                 1
--------------------------------------------------------------------------------

Total                                                             -25(cents)
--------------------------------------------------------------------------------


12 Months Ended 2/28/02

Ten Best Contributors
--------------------------------------------------------------------------------

Johnson & Johnson                                                   5(cents)

Wal-Mart                                                            5

First Data                                                          4

Nike                                                                2

Home Depot                                                          2

Bed Bath & Beyond                                                   2

Omnicom                                                             2

McGraw-Hill                                                         2

Procter & Gamble                                                    2

Equifax                                                             2
--------------------------------------------------------------------------------

Total                                                              28(cents)
--------------------------------------------------------------------------------


Ten Worst Contributors
--------------------------------------------------------------------------------

AOL Time Warner                                                   -12(cents)

Cisco Systems                                                       7

Symbol Technologies                                                 7

EMC                                                                 6

GE                                                                  6

Merck                                                               5

Mellon Financial                                                    5

Charles Schwab                                                      5

Clear Channel Communications                                        4

Northern Trust                                                      4
--------------------------------------------------------------------------------

Total                                                             -61(cents)
--------------------------------------------------------------------------------

T. Rowe Price Tax-Efficient Funds
--------------------------------------------------------------------------------

Portfolio Highlights
--------------------------------------------------------------------------------

            CONTRIBUTIONS TO THE CHANGE IN NET ASSET VALUE PER SHARE


6 Months Ended 2/28/02

Ten Best Contributors
--------------------------------------------------------------------------------

Univision Communications                                            3(cents)

Symantec                                                            3

Dollar Tree Stores                                                  2

Brown and Brown                                                     2

Coach*                                                              2

Starbucks                                                           2

Williams-Sonoma                                                     2

Omnicom                                                             1

USA Networks                                                        1

Spanish Broadcasting*                                               1
--------------------------------------------------------------------------------

Total                                                              19(cents)
--------------------------------------------------------------------------------


Ten Worst Contributors
--------------------------------------------------------------------------------

Western Wireless**                                                 -3(cents)

VeriSign                                                            3

TMP Worldwide                                                       3

Peregrine Systems**                                                 3

ArthroCare                                                          3

Providian Financial**                                               2

Sanmina-SCI                                                         2

Altera                                                              2

Invitrogen                                                          2

ELAN CORPORATION PLC**                                              2
--------------------------------------------------------------------------------

Total                                                             -25(cents)
--------------------------------------------------------------------------------


12 Months Ended 2/28/02

Ten Best Contributors
--------------------------------------------------------------------------------

NetIQ                                                               5(cents)

Maxim Integrated Products                                           4

Gilead Sciences                                                     3

NVIDIA                                                              3

Williams-Sonoma                                                     3

Certegy*                                                            3

KLA-Tencor                                                          3

Brown and Brown                                                     3

Symantec                                                            3

Univision Communications                                            2
--------------------------------------------------------------------------------

Total                                                              32(cents)
--------------------------------------------------------------------------------

Ten Worst Contributors
--------------------------------------------------------------------------------

WebTrends***                                                       -6(cents)

Symbol Technologies                                                 6

Western Wireless**                                                  4

Comverse Technology                                                 4

Dallas Semiconductor***                                             4

Applied Biosystems Group - Applera                                  4

Openwave Systems                                                    4

Sanmina-SCI                                                         4

Gemstar TV Guide                                                    4

TMP Worldwide                                                       3
--------------------------------------------------------------------------------

Total                                                             -43(cents)
--------------------------------------------------------------------------------

  *     Position added
 **     Position eliminated
***     Acquired by another company


T. Rowe Price Tax-Efficient Funds
--------------------------------------------------------------------------------

Performance Comparison
--------------------------------------------------------------------------------

     These charts show the value of a hypothetical $10,000 investment in each fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

     Tax-Efficient Balanced Fund
     ---------------------------


                                            Combined Index        Tax-Efficient
     Date                                        Portfolio        Balanced Fund
     --------------------------------------------------------------------------

     6/30/97                                        10,000               10,000
     2/28/98                                        11,316               11,496
     2/28/99                                        12,807               13,157
     2/29/00                                        13,398               14,528
     2/28/01                                        13,713               14,655
     2/28/02                                        13,590               14,517
     ---------------------------------------------------------------------------

     Tax-Efficient Growth Fund

                                                  Lipper
                                                  Large-
                             Tax-                    Cap                    S&P
                        Efficient                 Growth                    500
                           Growth                   Fund                  Stock
                             Fund                  Index                  Index
--------------------------------------------------------------------------------
     7/30/99                10,00                 10,000                 10,000


     2/29/00                10,35                 12,558                 11,030

     2/28/01                9,510                  8,683                 10,180

     2/28/02                8,606                  7,121                  9,280
--------------------------------------------------------------------------------

Tax-Efficient Multi-Cap Growth Fund
-----------------------------------

                                                  Lipper                   Tax-
                          Russell                Mid-Cap              Efficient
                           Midcap                 Growth              Multi-Cap
                           Growth                   Fund                 Growth
                            Index                  Index                   Fund
     Date
--------------------------------------------------------------------------------

    12/29/00              10,000                 10,000                 10,000

     2/28/01                8,743                  8,615                  9,250

     2/28/02                7,288                  7,214                  8,600
--------------------------------------------------------------------------------

T. Rowe Price Tax-Efficient Funds
--------------------------------------------------------------------------------

Performance Comparison
--------------------------------------------------------------------------------

Average Annual Compound Total Return
--------------------------------------------------------------------------------

     This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


     Periods Ended                                       Since       Inception
     2/28/02            1 Year         3 Years       Inception            Date
     ---------------------------------------------------------------------------

     Tax-Efficient
     Balanced
     Fund               -0.94%            3.33%           8.32%        6/30/97

     After-Tax
     Pre-
     liquidation         -1.07            3.23            8.20               x

     After-Tax
     Post-
     Liquidation          0.12            3.02            7.16               x
     ---------------------------------------------------------------------------

     Tax-Efficient
     Growth
     Fund               -9.75*            --             -2.85         7/30/99

     After-Tax
     Pre-
     liquidation        -9.75*            --             -2.85               x

     After-Tax
     Post-
     Liquidation        -5.99*            --             -2.27               x
     ---------------------------------------------------------------------------

     Tax-Efficient
     Multi-Cap

     Growth Fund        -7.96*            --           -12.88*        12/29/00

     After-Tax
     Pre-
     liquidation        -7.96*            --           -12.88*               x

     After-Tax
     Post-
     Liquidation        -4.89*            --           -10.28*               x
--------------------------------------------------------------------------------

*Adjusted to reflect a 1% redemption fee on shares held less than two years.

The returns presented in this table reflect the return before taxes; the return after taxes on dividends and capital gain distributions; and the return after taxes on dividends, capital gain distributions, and gains (or losses) from redemptions of shares held for one-, three-, five-, and 10-year or since-inception periods as applicable. After-tax returns reflect the highest individual federal marginal income tax rate but exclude state and local taxes. An investor's actual after-tax return will likely differ from those shown and depend on his or her tax situation. Past before- and after-tax returns do not necessarily indicate future performance. Some after-tax post-liquidation returns may exceed pretax returns during periods when the redemption of shares would result in a loss, because the loss generates a tax benefit that is factored into the result.

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.


T. Rowe Price Tax-Efficient Funds
--------------------------------------------------------------------------------

Annual Meeting Results
--------------------------------------------------------------------------------

The T. Rowe Price Tax-Efficient Funds held an annual meeting on October 23, 2001, to elect an expanded slate of directors to increase the number of independent directors serving the funds.

The results of voting were as follows (by number of shares):

M. David Testa
Affirmative:      7,781,492.608
Withhold:           203,060.173
Total:            7,984,552.781

James A.C. Kennedy
Affirmative:      7,780,771.950
Withhold:           203,780.831
Total:             7,984,552.781

Calvin W. Burnett
Affirmative:      7,747,043.603
Withhold:           237,509.178
Total:            7,984,552.781

Anthony W. Deering
Affirmative:      7,767,972.086
Withhold:           216,580.695
Total:            7,984,552.781

Donald W. Dick, Jr.
Affirmative:      7,780,615.769
Withhold:           203,937.012
Total:            7,984,552.781

David K. Fagin
Affirmative:      7,772,729.129
Withhold:           211,823.652
Total:            7,984,552.781

F. Pierce Linaweaver
Affirmative:      7,761,746.059
Withhold:           222,806.722
Total:            7,984,552.781

Hanne M. Merriman
Affirmative:      7,778,466.657
Withhold:           206,086.124
Total:            7,984,552.781

John G. Schreiber
Affirmative:      7,779,013.640
Withhold:           205,539.141
Total:            7,984,552.781

Hubert D. Vos
Affirmative:      7,773,055.435
Withhold:           211,497.346
Total:            7,984,552.781

Paul M. Wythes
Affirmative:      7,776,873.710
Withhold:           207,679.071
Total:            7,984,552.781

James S. Riepe
Affirmative:      7,779,450.017
Withhold:           205,102.764
Total:            7,984,552.781




--------------------------------------------------------------------------------
                                                       Number of
                                                       Portfolios
                          Term of                      in Fund
Name,                     Office*     Principal        Complex    Other
Address,     Position(s)  and Length  Occupation(s)    Overseen   Directorships
and Date     Held With    of Time     During Past      by         of Public
of Birth     Fund         Served      5 Years          Director   Companies Held
--------------------------------------------------------------------------------
Calvin W.    Director     Elected     President,       97         Provident Bank
Burnett,                  2001        Coppin State                of Maryland
Ph.D.                                 College
100 East
Pratt
Street
Baltimore, MD
21202
3/16/32
--------------------------------------------------------------------------------

Anthony W.   Director     Elected     Director,        97         The Rouse
Deering                   2001        Chairman of                 Company
100 East                              the Board,
Pratt                                 President, and
Street                                Chief Executive
Baltimore, MD                         Officer, The
21202                                 Rouse Company,
1/28/45                               real estate
                                      developers

--------------------------------------------------------------------------------
Donald W.    Director     Elected     Principal,       97         Not
Dick, Jr.                 1997        EuroCapital                 Applicable
100 East                              Advisors, LLC,
Pratt                                 an acquisition
Street                                and management
Baltimore, MD                         advisory firm
21202
1/27/43
--------------------------------------------------------------------------------
David K.     Director     Elected     Director,        97         Dayton Mining
Fagin                     1997        Dayton Mining               Corporation,
100 East                              Corporation                 Golden Star
Pratt                                 (6/98 to present),          Resources
Street                                Golden Star                 Ltd., and
Baltimore, MD                         Resources Ltd.,             Canyon
21202                                 and Canyon                  Resources
4/9/38                                Resources, Corp.            Corp
                                      (5/00 to present);
                                      Chairman and
                                      President,
                                      Nye Corporation
--------------------------------------------------------------------------------
F. Pierce    Director     Elected     President,       97         Not
Linaweaver                2001        F. Pierce                   Applicable
100 East                              Linaweaver &
Pratt                                 Associates, Inc.,
Street                                consulting
Baltimore, MD                         environmental
21202                                 and civil
8/22/34                               engineers
--------------------------------------------------------------------------------
Hanne M.     Director     Elected     Retail           97         Ann Taylor
Merriman                  1997        Business                    Stores
100 East                              Consultant                  Corporation,
Pratt                                                             Ameren Corp.,
Street                                                            Finlay
Baltimore, MD                                                     Enterprises,
21202                                                             Inc., The
11/16/41                                                          Rouse Company,
                                                                  and US Airways
                                                                  Group, Inc.
--------------------------------------------------------------------------------
John G.      Director     Elected     Owner/President, 97         AMLI
Schreiber                 2001        Centaur Capital             Residential
100 East                              Partners, Inc.,             Properties
Pratt                                 a real estate               Trust, Host
Street                                investment                  Marriott
Baltimore, MD                         company;                    Corporation,
21202                                 Senior                      and The Rouse
10/21/46                              Advisor and                 Company,real
                                      Partner,                    estate
                                      Blackstone                  developers
                                      Real Estate
                                      Advisors, L.P.
--------------------------------------------------------------------------------
Hubert D.    Director     Elected     Owner/President, 97         Not
Vos                       1997        Stonington                  Applicable
100 East                              Capital
Pratt                                 Corporation,
Street                                a private
Baltimore, MD                         investment
21202                                 company
8/2/33
--------------------------------------------------------------------------------
Paul M.      Director     Elected     Founding         97         Teltone
Wythes                    1997        Partner of                  Corporation
100 East                              Sutter Hill
Pratt                                 Ventures,
Street                                a venture
Baltimore, MD                         capital
21202                                 limited
6/23/33                               partnership,
                                      providing
                                      equity capital
                                      to young
                                      high-technology
                                      companies
                                      throughout
                                      the United
                                      States
--------------------------------------------------------------------------------
James A.C.    Director     Elected    Managing Director 32      Not
Kennedy                    in 1997    and Director,             Applicable
100 East Pratt                        T. Rowe Price and
Street                                T. Rowe Price
Baltimore, MD                         Group, Inc.
21202
8/15/53
--------------------------------------------------------------------------------
James S.     Director     Elected     Vice Chairman    82         Not
Riepe                     1997        of the Board,               Applicable
100 East                              Director, and
Pratt                                 Managing Director,
Street                                T. Rowe Price and
Baltimoe, MD                          T. Rowe Price Group, Inc.
21202                                 Chairman of the Board
6/25/43                               and Director; T. Rowe
                                      Price Investment Services,
                                      Inc., T. Rowe Price
                                      Retirement Plan Services,Inc.,
                                      and T. Rowe Price Services,
                                      Inc., Chairman of the Board,
                                      Director, President, and Trust
                                      Officer, T. Rowe Price
                                      Trust Company; Director
                                      T. Rowe Price International
                                      Inc., T. Rowe Price
                                      Global Asset Management Limited,
                                      and T. Rowe Price Global
                                      Investment Services Limited
--------------------------------------------------------------------------------
M. David     Director     Elected     Vice             97         Not
Testa                     1997        Chairman of                 Applicable
100 East                              the Board,
Pratt                                 Chief
Street                                Investment
Baltimore, MD                         Officer,
4/22/44                               Director,
                                      and Managing
                                      Director,
                                      T. Rowe
                                      Price Group,
                                      Inc.; Chief
                                      Investment
                                      Officer,
                                      Director,
                                      and Managing
                                      Director,
                                      T. Rowe
                                      Price; Chairman,
                                      T. Rowe Price
                                      Global Asset
                                      Management Limited;
                                      Vice President and
                                      Director, T. Rowe Price
                                      Trust Company; Director
                                      T. Rowe Price Global
                                      Investment Services
                                      Limited and T. Rowe
                                      Price International, Inc.

--------------------------------------------------------------------------------
 *Each director serves until election of a successor.

Name, Date of Birth, Address, and Principal Occupations
Title and Fund(s) Served
--------------------------------------------------------------------------------

Preston G. Athey, 7/17/49

Managing Director, T. Rowe Price and T. Rowe Price Group, Inc.;
Vice President, T. Rowe Price Trust Company; Chartered Financial Analyst

Vice President,
Tax-Efficient Funds
--------------------------------------------------------------------------------

Stephen W. Boesel, 12/28/44
Managing Director, T. Rowe Price and T. Rowe Price Group, Inc.;
Vice President, T. Rowe Price Trust Company

Vice President,
Tax-Efficient Funds
--------------------------------------------------------------------------------

Joseph A. Carrier, 12/30/60
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Investment Services, Inc.

Treasurer
--------------------------------------------------------------------------------

Robert N. Gensler, 10/18/57
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President,
Tax-Efficient Funds
--------------------------------------------------------------------------------

Jill L. Hauser, 6/23/58
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President,
Tax-Efficient Funds
--------------------------------------------------------------------------------

Henry H. Hopkins, 12/23/42

Managing Director, T. Rowe Price; Director and Managing Director, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price International, Inc. and T. Rowe Price Retirement Plan Services, Inc.; Vice President and Director, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company

Vice President
--------------------------------------------------------------------------------

Thomas J. Huber, 9/23/66 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Corporate Banking Officer with NationsBank; Chartered Financial Analyst

Vice President,
Tax-Efficient Funds
--------------------------------------------------------------------------------

J. Jeffrey Lang, 1/10/62 Vice President, T. Rowe Price

Vice President,
Tax-Efficient Funds
--------------------------------------------------------------------------------

Patricia B. Lippert, 1/12/53 Assistant Vice President, T.
Rowe Price and T. Rowe Price Investment Services, Inc.

Secretary
--------------------------------------------------------------------------------

Hugh D. McGuirk, 7/6/60 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Executive Vice President,

Tax-Efficient Funds
--------------------------------------------------------------------------------

David S. Middleton, 1/18/56
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Controller
--------------------------------------------------------------------------------

T. Rowe Price Tax-Efficient Funds
--------------------------------------------------------------------------------

Information About the Funds' Officers (continued)
Name, Date of Birth, Address, and Principal Occupations
Title and Fund(s) Served
--------------------------------------------------------------------------------

Unless otherwise indicated, the officers have been employees of T. Rowe Price or
T. Rowe Price International for at least five years.


Mary J. Miller, 7/19/55
Managing Director, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President,
Tax-Efficient Funds
--------------------------------------------------------------------------------

Donald J. Peters, 7/3/59
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President,
Tax-Efficient Funds
--------------------------------------------------------------------------------

Larry J. Puglia, 8/25/60 Managing Director, T. Rowe Price and T. Rowe Price Group, Inc.; Chartered Financial Analyst

Vice President,
Tax-Efficient Funds
--------------------------------------------------------------------------------

Robert W. Sharps, 6/10/71 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Senior Consultant at KPMG Peat Marwick; Chartered Financial Analyst

Vice President,
Tax-Efficient Funds
--------------------------------------------------------------------------------

William J. Stromberg, 3/10/60 Managing Director, T. Rowe Price and T. Rowe Price Group, Inc.; Chartered Financial Analyst

Vice President,
Tax-Efficient Funds
--------------------------------------------------------------------------------

Arthur S. Varnado, 6/1/60
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President,
Tax-Efficient Funds
--------------------------------------------------------------------------------

John F. Wakeman, 11/25/62
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President,
Tax-Efficient Funds
--------------------------------------------------------------------------------

Mark R. Weigman, 7/30/62
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company; Chartered Financial Analyst

Vice President,
Tax-Efficient Funds
--------------------------------------------------------------------------------

Paul W. Wojcik, 11/28/70
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.;
formerly Senior Programmer/Analyst at Fidelity Investments;
Chartered Financial Analyst

Vice President,
Tax-Efficient Funds
--------------------------------------------------------------------------------

Unless otherwise indicated, the officers have been employees of T. Rowe Price or
T. Rowe Price International for at least five years.


T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons**
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money
Tax-Free

California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery**
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond

Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

**   Closed to new investors.

! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.


T. Rowe Price Invest with Confidence (registered trademark)

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202

C119-050  2/28/02